UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23293

The Cushing MLP Infrastructure Fund
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

The Cushing® MLP Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019

	Shares	Fair Value
Common Stock - 61.7%
Crude Oil & Refined Products - 0.6%
United States - 0.6%
SemGroup Corporation	16,560	$146,390

Diversified General Partners - 6.7%
Canada - 6.7%
TC Energy Corporation	33,280	1,705,267

General Partners - 3.8%
United States - 3.8%
Antero Midstream Corporation	57,360	407,830
EnLink Midstream LLC	72,110	572,553
		980,383

Large Cap Diversified C Corps - 32.8%
Canada - 9.8%
Enbridge, Inc.	37,000	1,238,020
Pembina Pipeline Corporation	34,310	1,258,148
United States - 23.0%
Cheniere Energy, Inc.(1)	27,450	1,639,040
Kinder Morgan, Inc.	60,800	1,232,416
ONEOK, Inc.	19,290	1,374,991
Williams Companies, Inc.	68,330	1,612,588
		8,355,203
Natural Gas Gatherers & Processors - 5.3%
United States - 5.3%
Altus Midstream Company(1)	28,100	64,911
Targa Resources Corporation	35,340	1,276,481
		1,341,392
Natural Gas Transportation & Storage - 4.5%
United States - 4.5%
Equitrans Midstream Corporation	84,710	1,142,738

Utility- 3.3%
United States - 3.3%
Nextera Energy Inc.	3,900	854,412

Yield Co - 4.7%
United Kingdom - 4.7%
Atlantica Yield Plc	50,360	1,198,064

Total Common Stock (Cost $15,668,081)		$15,723,849

Master Limited Partnerships and Related Companies - 36.5%	Unites	Fair Value
Crude Oil & Refined Products - 1.6%
United States - 1.6%
Genesis Energy L.P.	6,020	$124,855
Phillips 66 Partners L.P.	2,790	153,366
Shell Midstream Partners, L.P.	6,230	119,678
		397,899
Large Cap Diversified C Corps - 6.1%
United States - 6.1%
Plains GP Holdings, L.P.	70,710	1,549,963

Large Cap MLP - 15.6%
United States - 15.6%
Energy Transfer, L.P.	124,840	1,699,072
Enterprise Products Partners, L.P.	61,860	1,763,629
MPLX, L.P.	18,360	512,428
		3,975,129
Marine - 2.1%
Republic of the Marshall Islands - 2.1%
GasLog Partners, L.P.	28,880	547,276

Natural Gas Gatherers & Processors - 5.7%
United States - 5.7%
CNX Midstream Partners, L.P.	9,050	128,058
Crestwood Equity Partners L.P.	16,480	602,509
DCP Midstream L.P.	9,130	222,407
Enable Midstream Partners, L.P.	20,760	261,576
Western Midstream Partners, L.P.	9,700	223,488
		1,438,038
Yield Cos - 5.4%
United States - 5.4%
Nextera Energy Partners, L.P.	26,870	1,377,087

Total Master Limited Partnerships (Cost $8,153,565)		$9,285,392

	Shares	Fair Value
Short-Term Investments - Investment Companies - 4.6%
United States - 4.6%
First American Government Obligations Fund - Class X, 2.03%(2)	584,687	$584,687
First American Treasury Obligations Fund - Class X, 2.02%(2)	584,686	584,686
Total Short-Term Investments (Cost $1,169,373)		$1,169,373

Total Investments - 102.8% (Cost $24,991,019)		$26,178,614
Liabilities in Excess of Other Assets - (2.8)%		(709,814)
Total Net Assets Applicable to Unitholders - 100.0%		$25,468,800

(1)	No distribution or dividend was made during the period ended August 31, 2019. As such, it is classified as a non-income producing security as of August 31, 2019.
(2)	Rate reported is the current yield as of August 31, 2019.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2019	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$15,723,849	$15,723,849	$-	$-
Master Limited Partnerships and Related Companies (a)	9,285,392	9,285,392

Total Equity Securities	25,009,241	25,009,241	-	-
Other
Short Term Investments (a)	1,169,373	1,169,373	-	-
Total Other	1,169,373	1,169,373	-	-
Total Assets	$26,178,614	$26,178,614	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2019.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2019.

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Cushing MLP Infrastructure  Fund

By (Signature and Title)         /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date         10/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date         10/29/19

By (Signature and Title)        /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date         10/29/19